TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended			12 Months Ended
	Jun. 22, 2022	May 25, 2021	Aug. 18, 2020	Dec. 31, 2022	Jun. 30, 2022
Taxes Payable And Amounts To Be Refunded To Customers
Tax credits					R$ 624
Tax credits				R$ 1,479
Negative financial component	R$ 2,811	R$ 1,573	R$ 714
Tax payable term				10 years
Liability				R$ 176
Amounts unduly paid				10 years